Property, plant, and equipment (Details 1)	12 Months Ended
Dec. 31, 2024
Buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	3 years
Buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	50 years
Facilities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	3 years
Facilities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	50 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	40 years
Wagon [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	30 years
Wagon [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	45 years
Railway Equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	5 years
Railway Equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	37 years
Ships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	20 years
Ships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	25 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	2 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives, property plant and equipment	50 years